Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Computer equipment and software
Property, Plant and Equipment [Line Items]
ESTIMATED USEFUL LIFE	3 years
Laboratory equipment
Property, Plant and Equipment [Line Items]
ESTIMATED USEFUL LIFE	5 years
Office furniture
Property, Plant and Equipment [Line Items]
ESTIMATED USEFUL LIFE	5 years